Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest, net of amounts capitalized	$ 138,939	$ 80,150
Non-cash conveyance of assets	0	13,169
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	$ 295,200	$ 362,400